Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 01, 2016	Jun. 02, 2016	Mar. 03, 2016	Dec. 03, 2015	Sep. 03, 2015	Jun. 04, 2015	Mar. 05, 2015	Dec. 04, 2014	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Geographic Areas, Revenues from External Customers [Abstract]
Net sales	$ 3,217	$ 2,898	$ 2,934	$ 3,350	$ 3,600	$ 3,853	$ 4,166	$ 4,573	$ 12,399	$ 16,192	$ 16,358
Geographic Areas, Long-Lived Assets [Abstract]
Property, plant, and equipment, net	14,686				10,554				14,686	10,554
Singapore
Geographic Areas, Long-Lived Assets [Abstract]
Property, plant, and equipment, net	5,442				3,238				5,442	3,238
China
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									5,301	6,658	6,715
Geographic Areas, Long-Lived Assets [Abstract]
Property, plant, and equipment, net	491				331				491	331
United States
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									1,925	2,565	2,551
Geographic Areas, Long-Lived Assets [Abstract]
Property, plant, and equipment, net	3,890				3,643				3,890	3,643
Asia Pacific (excluding China, Taiwan and Japan)
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									1,610	2,037	1,791
Taiwan
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									1,521	2,241	2,313
Geographic Areas, Long-Lived Assets [Abstract]
Property, plant, and equipment, net	2,081				1,073				2,081	1,073
Europe
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									937	1,248	1,252
Japan
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									831	1,026	1,253
Geographic Areas, Long-Lived Assets [Abstract]
Property, plant, and equipment, net	2,685				2,173				2,685	2,173
Other
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									274	417	$ 483
Geographic Areas, Long-Lived Assets [Abstract]
Property, plant, and equipment, net	$ 97				$ 96				$ 97	$ 96